FAIR VALUE MEASUREMENTS - Monte Carlo Simulation for the Private Placement Warrants (Details) - MedTech Acquisition Corp - Level 3	Dec. 31, 2022 $ / shares Y	Dec. 31, 2021 $ / shares Y
Exercise price
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	11.50	11.50
Stock price
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	10.03	9.88
Volatility
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	0.0640	0.0960
Term
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input | Y	5.25	5.16
Risk-free rate
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	0.0391	0.0127
Estimated dividend yield
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	0.0000	0.0000